DIVIDENDS	12 Months Ended
Dec. 31, 2021
DIVIDENDS
DIVIDENDS

34      DIVIDENDS

According to the articles of association of the Company, the Company considers the maximum limit of profit appropriation to its shareholders is the lowest of:

(i)	the sum of the net profit less statutory surplus reserve and the opening retained earnings for the current period in accordance with IFRSs;
(ii)	the sum of the net profit less statutory surplus reserve and the opening retained earnings for the current period in accordance with the PRC Accounting Standards for Business Enterprises; and
(iii)	the amount limited by the Company Law of the PRC.

According to the resolution of the Board of Directors dated March 22, 2022, the directors proposed a final dividend of RMB545 million for the year ended December 31, 2021.